Schedule of Table Presents Roll forword (Details) - PROCAP BTC, LLC [Member] - USD ($)	1 Months Ended	4 Months Ended
	Jun. 30, 2025	Sep. 30, 2025
Crypto Asset, Fair Value, Beginning Balance
Crypto Asset, Fair Value, Ending Balance	530,796,383	565,404,018
Crypto Assets Tokens Restricted [Member]
Crypto asset customer receipt	475,999,980	475,999,980
Crypto asset contribution	40,500,020	40,500,020
Crypto asset unrealized gain loss	$ 14,296,383	$ 48,904,018